UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  May 31, 2013

Item 1. Reports to Stockholders.

Reinhart Mid Cap Private Market Value Fund

Investor Class Shares – RPMMX
Advisor Class Shares – RPMVX

Annual Report

www.ReinhartFunds.com	May 31, 2013

Reinhart Mid Cap Private Market Value Fund (Unaudited)

July 9, 2013

Fellow Shareholders,

We are pleased to report a successful first year for the Reinhart Mid Cap Private Market Value Fund (RPMVX).  The Fund enjoyed a +28.39% return over the trailing 12 months ending May 31, 2013.  While concerns remain prevalent in the market – including U.S. fiscal policy, European sovereign credit risk, and a potential slowdown in China – U.S. equities have benefitted from improved capital flows.  With fears of higher interest rates cooling the bond market and international worries cooling emerging stock markets, U.S. equities have come into favor as an asset class.  As always, Reinhart will continue investing in U.S. based mid cap companies – the “sweet spot” of our analysis and research.  The Fund will consistently utilize its private market discipline to judge valuations and manage risk, while at the same time emphasizing companies with superior business models.  In our opinion, this fundamental combination is a recipe for potential investment success as we seek to provide strong risk-adjusted returns for our shareholders.

Although the Fund out-performed the broader market by 1.11% (as measured by the S&P 500) in its first year ending May 31, 2013, relative performance against the Russell Midcap Value Index trailed by 5.52% over the same time period.  Causes for the lagging return include a cash drag (8% average weight) and conservative positioning throughout the portfolio (average 0.89 beta among portfolio holdings).  The Fund believes this defensive posture is justified based on our analysis of equity valuations, as well as potential economic disruptions from Europe and Asia.  In fact, recent news from China suggests its government is trying to address the growing Chinese banking problem, resulting in potentially volatile global markets this summer.  Our portfolio management team remains vigilant and ready to navigate the ever-challenging market environment.

As we discussed in our previous letter, Reinhart believes that merger and acquisition activity (M&A) should accelerate throughout 2013.  Excess corporate cash levels and low borrowing costs are encouraging companies to make acquisitions in a slow growth environment.  As a result, for the third time this year a holding in the portfolio (Lender Processing Services Inc.) is in the process of being acquired by a larger corporation.  In this case, we remain invested in the stock and believe a higher bid may still emerge based on our proprietary analysis of private market value.  Regardless of individual take-outs, overall M&A activity in the U.S. enhances our ability to value companies, and potentially accelerates the recognition of stocks trading at discounts to intrinsic value.

Looking forward, the Fund is overweight in business services (11.8%) and specialty materials (9.6%), where we believe high customer switching costs with pricing power allows for strong returns-on-capital.  The Fund is underweight in utilities (7.3%), real estate (6.3%), and consumer (3.8%), where our analysis suggests that yield-seeking investors have driven dividend-based stocks to unattractive valuations.

Despite changing economic conditions, our investment team will continue focusing on risk management in a choppy market, knowing how important this is to our investors and partners.  We appreciate your trust in Reinhart’s Private Market Value strategy and, as fellow shareholders, sincerely value your investment in the Fund.

Sincerely,

Brent Jesko, MBA
Senior Portfolio Manager, Reinhart Partners, Inc.

Reinhart Mid Cap Private Market Value Fund

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•	The Russell Midcap Value Index is an unmanaged index which measures the performance of mid sized U.S. companies.

•
The S&P 500 index is an unmanaged index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be the prominent indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.  Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index – each stock’s weight is proportionate to its market value.

An investment can not be made directly to an index.

Beta measures the sensitivity of rates of return on a fund to general market movements.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Mid Cap Private Market Value Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%)

Year Ended
May 31, 2013
Investor Class	28.13%
Advisor Class	28.39%
Russell Midcap Value Index(1)	33.91%

(1)	The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Reinhart Mid Cap Private Market Value Fund

Expense Example (Unaudited)
May 31, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 – May 31, 2013).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (12/1/2012)	Value (5/31/2013)	(12/1/2012 to 5/31/2013)
Investor Class Actual(2)	$1,000.00	$1,186.40	$7.36
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.20	$6.79
Advisor Class Actual(2)	$1,000.00	$1,187.70	$6.00
Advisor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.45	$5.54

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.35% and 1.10% for the Investor Class and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended May 31, 2013 of 18.64% and 18.77% for the Investor Class and Advisor Class, respectively.

Reinhart Mid Cap Private Market Value Fund

Allocation of Portfolio Net Assets (Unaudited)
May 31, 2013
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
May 31, 2013
(% of net assets)

Lender Processing Services	3.3%
Greif, Class A	2.6%
Expeditors International Washington	2.5%
Synopsys	2.5%
Denbury Resources	2.5%
Ashland	2.5%
Avago Technologies	2.5%
Whiting Petroleum	2.4%
WPX Energy	2.4%
Towers Watson, Class A	2.4%

Reinhart Mid Cap Private Market Value Fund

Schedule of Investments
May 31, 2013

Description	Shares	Value

COMMON STOCKS – 90.5%

Consumer Discretionary – 3.7%
Allison Transmission Holdings	20,410	$485,758
Omnicom Group	6,850	425,591
		911,349

Consumer Staples – 2.1%
Kroger	15,540	523,232

Energy – 9.6%
Denbury Resources*	33,510	614,909
Noble	14,610	566,137
Whiting Petroleum*	13,070	602,135
WPX Energy*	31,000	597,060
		2,380,241

Financials – 24.9%
American Financial Group	10,120	491,427
BOK Financial	8,410	547,491
Eaton Vance	8,990	373,175
Fifth Third Bancorp	30,610	557,102
Fulton Financial	48,700	559,563
Mack-Cali Realty – REIT	19,210	509,065
Markel*	991	518,184
Mid-America Apartment Communities – REIT	7,520	511,134
Peoples United Financial	40,610	558,794
Plum Creek Timber – REIT	6,640	316,728
Ryman Hospitality Properties – REIT	14,350	549,031
TD Ameritrade	17,780	416,763
White Mountains Insurance Group	447	264,253
		6,172,710

Health Care – 7.4%
AmerisourceBergen	8,090	437,507
Patterson Companies	12,100	472,868
PerkinElmer	13,050	408,726
Universal Health Services, Class B	7,300	504,722
		1,823,823

Industrials – 10.9%
Carlisle Companies	6,360	416,008
Exelis	46,150	560,722
Expeditors International of Washington	16,000	624,480
Stanley Black & Decker	6,500	514,930

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Schedule of Investments – Continued
May 31, 2013

Description	Shares	Value

COMMON STOCKS – 90.5% (CONTINUED)

Industrials – 10.9% (Continued)
Towers Watson, Class A	7,630	$592,698
		2,708,838

Information Technology – 16.3%
Avago Technologies	16,250	612,788
DST Systems	7,040	479,987
KLA-Tencor	9,760	549,390
Lender Processing Services	24,830	821,625
Molex, Class A	21,140	519,198
Synopsys*	17,080	622,566
Zebra Technologies, Class A*	9,690	442,446
		4,048,000

Materials – 8.3%
Ashland	6,910	614,437
Greif, Class A	12,440	648,124
International Flavors & Fragrances	4,900	393,421
Sigma-Aldrich	4,720	394,875
		2,050,857

Utilities – 7.3%
AGL Resources	12,080	511,346
Entergy	7,770	535,198
Great Plains Energy	20,570	464,265
Vectren	8,740	300,132
		1,810,941
Total Common Stocks
(Cost $19,766,021)		22,429,991

SHORT-TERM INVESTMENT – 8.3%
Invesco Treasury Portfolio, 0.02%^
(Cost $2,043,840)	2,043,840	2,043,840
Total Investments – 98.8%
(Cost $21,809,861)		24,473,831
Other Assets and Liabilities, Net – 1.2%		309,582
Total Net Assets – 100.0%		$24,783,413

*	Non-income producing security.
^	Variable rate security – The rate shown is the rate in effect at May 31, 2013.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Statement of Assets and Liabilities
May 31, 2013

ASSETS:
Investments, at value
(cost $21,809,861)	$24,473,831
Dividends and interest receivable	46,027
Receivable for investment securities sold	300,824
Receivable for capital shares sold	2,100
Prepaid expenses	14,237
Total assets	24,837,019

LIABILITIES:
Payable to investment adviser	1,733
Accrued distribution fees	3,943
Payable to affiliates	28,184
Accrued expenses	19,746
Total liabilities	53,606

NET ASSETS	$24,783,413

NET ASSETS CONSIST OF:
Paid-in capital	$21,658,068
Accumulated undistributed net investment income	59,305
Accumulated undistributed net realized gain on investments	402,070
Net unrealized appreciation on investments	2,663,970
Net Assets	$24,783,413

	Investor Class	Advisor Class
Net Assets	$10,100,829	$14,682,584
Shares issued and outstanding(1)	791,738	1,148,668
Net asset value, redemption price and
offering price per share	$12.76	$12.78

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Statement of Operations
For the Year Ended May 31, 2013

INVESTMENT INCOME:
Dividend income	$273,981
Interest income	261
Total investment income	274,242

EXPENSES:
Investment adviser fees	119,013
Fund administration & accounting fees	79,063
Transfer agent fees	58,226
Federal & state registration fees	22,366
Audit fees	15,498
Distribution fees – Investor Class	13,271
Compliance fees	12,001
Trustee fees	11,997
Legal fees	9,369
Custody fees	7,592
Postage & printing fees	7,000
Other	3,927
Total expenses before reimbursement	359,323
Less: reimbursement from investment adviser (Note 4)	(215,138)
Net expenses	144,185

NET INVESTMENT INCOME	130,057

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	392,072
Net change in unrealized appreciation on investments	2,663,970

Net realized and unrealized gain on investments	3,056,042

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,186,099

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Statement of Changes in Net Assets

For The Year Ended
May 31, 2013
OPERATIONS:
Net investment income	$130,057
Net realized gain on investments	392,072
Net change in unrealized appreciation on investments	2,663,970
Net increase in net assets resulting from operations	3,186,099

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	8,762,693
Proceeds from reinvestment of distributions	246
Payments for shares redeemed	(22)
Increase in net assets from Investor Class transactions	8,762,917
Advisor Class:
Proceeds from shares sold	13,173,455
Proceeds from reinvestment of distributions	31,673
Payments for shares redeemed	(309,977)
Increase in net assets from Advisor Class transactions	12,895,151
Net increase in net assets resulting from capital share transactions	21,658,068

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(28,997)
Advisor Class	(31,757)
From net realized gains:
Investor Class	—
Advisor Class	—
Total distributions to shareholders	(60,754)

TOTAL INCREASE IN NET ASSETS	24,783,413

NET ASSETS:
Beginning of year	—

End of year, including accumulated undistributed
net investment income of $59,305	$24,783,413

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Financial Highlights

For a Fund share outstanding throughout the year.

For The Year Ended
May 31, 2013
Investor Class

PER SHARE DATA:

Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.08
Net realized and unrealized gain on investments	2.73
Total from investment operations	2.81

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)
Dividends from net capital gains	—
Total distributions	(0.05)

Net asset value, end of year	$12.76

TOTAL RETURN	28.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$10.1

Ratio of expenses to average net assets:
Before expense reimbursement	3.16%
After expense reimbursement	1.35%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.86)%
After expense reimbursement	0.95%

Portfolio turnover rate	45%

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Financial Highlights

For a Fund share outstanding throughout the year.

For The Year Ended
May 31, 2013
Advisor Class

PER SHARE DATA:

Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.09
Net realized and unrealized gain on investments	2.74
Total from investment operations	2.83

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)
Dividends from net capital gains	—
Total distributions	(0.05)

Net asset value, end of year	$12.78

TOTAL RETURN	28.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$14.7

Ratio of expenses to average net assets:
Before expense reimbursement	2.91%
After expense reimbursement	1.10%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.61)%
After expense reimbursement	1.20%

Portfolio turnover rate	45%

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

Notes to the Financial Statements
May 31, 2013

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap Private Market Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund commenced operations on June 1, 2012. Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Reinhart Partners, Inc.  (the “Adviser”). The Fund currently offers two classes of shares, the Investor Class and the Advisor Class.  Investor Class shares are subject to 0.25% distribution fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the year ended May 31, 2013, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended May 31, 2013, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended May 31, 2013, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax years since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of

Reinhart Mid Cap Private Market Value Fund

Notes to the Financial Statements – Continued
May 31, 2013

the Fund. For the year ended May 31, 2013, the Fund decreased accumulated undistributed net investment income by $9,998 and increased accumulated net realized gain by $9,998.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Reinhart Mid Cap Private Market Value Fund

Notes to the Financial Statements – Continued
May 31, 2013

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,429,991	$—	$—	$22,429,991
Short-Term Investment	2,043,840	—	—	2,043,840
Total Investments in Securities	$24,473,831	$—	$—	$24,473,831

Transfers between levels are recognized at the end of the year.  During the year ended May 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.35% and 1.10% of average daily net assets of the Fund’s Investor Class shares and Advisor Class shares, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement will be in effect through at least May 31, 2014, subject to termination upon 60 days written notice by either the Trust or the Advisor.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
5/31/2016	$215,138

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the year ended May 31, 2013, the Fund incurred $79,063 in administration and fund accounting fees.

Reinhart Mid Cap Private Market Value Fund

Notes to the Financial Statements – Continued
May 31, 2013

USBFS also serves as the transfer agent to the Fund.  For the year ended May 31, 2013, the Fund incurred $30,724 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended May 31, 2013, the Fund incurred $7,592 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the year ended May 31, 2013, the Fund incurred $12,001 in compliance fees.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended May 31, 2013, the Investor Class incurred expenses of $13,271 pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

For The Year Ended
May 31, 2013
Investor Class:
Shares sold	791,717
Shares issued to holders in reinvestment of dividends	23
Shares redeemed	(2)
Net increase in Investor Class shares	791,738

Advisor Class:
Shares sold	1,172,314
Shares issued to holders in reinvestment of dividends	2,898
Shares redeemed	(26,544)
Net increase in Advisor Class shares	1,148,668
Net increase in shares outstanding	1,940,406

Reinhart Mid Cap Private Market Value Fund

Notes to the Financial Statements – Continued
May 31, 2013

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended May 31, 2013, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$24,181,514	$4,799,065

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at May 31, 2013, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$2,752,262	$(88,292)	$2,663,970	$21,809,861

At May 31, 2013, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Appreciation	Earnings
$451,377	$9,998	$—	$2,663,970	$3,125,345

As of May 31, 2013, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended May 31, 2013, the Fund does not plan to defer any late year losses.

The tax character of distributions paid during the year ended May 31, 2013 were as follows:

Ordinary Income	Long Term Capital Gains	Total
$60,754	$—	$60,754

8.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of May 31, 2013, 45 Trust A SISC GASB and 45 Trust B SISC GASB, for the benefit of their customers, owned 54.5% and 43.8%, respectively, of the outstanding shares of the Investor Class of the Fund. As of May 31, 2013, Dingle & Co. and Fifth Third Bank, for the benefit of their customers, owned 32.2% and 27.7%, respectively, of the outstanding shares of the Advisor Class of the Fund.

Reinhart Mid Cap Private Market Value Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Reinhart Mid Cap Private Market Value Fund
(a series of Managed Portfolio Series)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Reinhart Mid Cap Private Market Value Fund (the “Fund”), a series of Managed Portfolio Series, as of May 31, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Reinhart Mid Cap Private Market Value Fund as of May 31, 2013, and the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
July 25, 2013

Reinhart Mid Cap Private Market Value Fund

Additional Information (Unaudited)
May 31, 2013

TRUSTEES AND OFFICERS

Other
			Number of		Directorships
		Term of	Portfolios		Held by
	Position(s)	Office and	in Trust		Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Age	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Independent Trustees

Roel C. Campos, Esq.	Trustee	Indefinite	16	Partner, Locke Lord LLP (a law firm)	Director, Wellcare
615 E. Michigan St.		Term;		(2011-present); Partner, Cooley LLP	Health Plans, Inc.
Milwaukee, WI 53202		Since		(a law firm) (2007-2011);	(2013-Present);
Age: 64		April 2011		Commissioner, U.S. Securities and	Director, Regional
				Exchange Commission (2002-2007).	Management Corp.
(2012-Present).

David A. Massart	Trustee	Indefinite	16	Co-Founder and Chief Investment	Independent
615 E. Michigan St.		Term;		Strategist, Next Generation Wealth	Trustee, ETF
Milwaukee, WI 53202		Since		Management, Inc. (2005-present).	Series Solutions
Age: 46		April 2011			(1 Portfolio)
(2012-Present).

Leonard M. Rush, CPA	Trustee	Indefinite	16	Chief Financial Officer, Robert W.	Anchor Bancorp
615 E. Michigan St.		Term;		Baird & Co. Incorporated, (2000-2011).	Wisconsin, Inc.
Milwaukee, WI 53202		Since			(2011-present);
Age: 67		April 2011			Independent
Trustee, ETF
Series Solutions
(1 Portfolio)
(2012-Present).

David M. Swanson	Trustee	Indefinite	16	Founder and Managing Principal,	Independent
615 E. Michigan St.		Term;		SwanDog Strategic Marketing, LLC	Trustee, Financial
Milwaukee, WI 53202		Since		(2006-present); Executive Vice	Investors Variable
Age: 56		April 2011		President, Calamos Investments	Insurance Trust
				(2004-2006).	(5 Portfolios)
(2006-Present).

Interested Trustee
Robert J. Kern*	Chairman,	Indefinite	16	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term;		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		Since		(1994-present).
Age: 54		January 2011

Reinhart Mid Cap Private Market Value Fund

Additional Information (Unaudited) – Continued
May 31, 2013

Other
			Number of		Directorships
		Term of	Portfolios		Held by
	Position(s)	Office and	in Trust		Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Age	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Officers

James R. Arnold	President	Indefinite	N/A	Senior Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term,		Fund Services, LLC (2002-present).
Milwaukee, WI 53202	Principal	Since
Age: 56	Executive	January 2011
Officer

Deborah Ward	Vice	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Term;		Fund Services, LLC (2004-present).
Milwaukee, WI 53202	Chief	Since
Age: 46	Compliance	April 2013
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	and	Term;		Services, LLC (2005-present).
Milwaukee, WI 53202	Principal	Since
Age: 40	Financial	January 2011
Officer

Angela L. Pingel, Esq.	Secretary	Indefinite	N/A	Vice President and Counsel,	N/A
615 E. Michigan St.		Term;		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		Since		(2011-present); Vice President and
Age: 42		January 2011		Securities Counsel, Marshall & Ilsley
Trust Company N.A. (2007-2010);
Assistant Vice President and Counsel,
U.S. Bancorp Fund Services, LLC
(2004-2007).

Ryan L. Roell	Assistant	Indefinite	N/A	Compliance Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term;		Fund Services, LLC (2005-present).
Milwaukee, WI 53202		Since
Age: 40		September 2012

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

Reinhart Mid Cap Private Market Value Fund

Additional Information (Unaudited) – Continued
May 31, 2013

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-774-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 47.58% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2013 was 46.67% for the Fund.

Reinhart Mid Cap Private Market Value Fund

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Reinhart Partners, Inc.
1500 W. Market Street, Suite 100
Mequon, WI 53092

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-774-3863.

RH-RPANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. (The registrant's inception date was June 1, 2012 and as such, there is only one fiscal year to present).  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  For the fiscal year ended May 31, 2013, the Fund’s principal accountant was Cohen Fund Audit Services. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/2013
Audit Fees	$13,000
Audit-Related Fees	$0
Tax Fees	$2,500
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

FYE 5/31/2013
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2013
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date     August 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date     August 5, 2013

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     August 5, 2013

* Print the name and title of each signing officer under his or her signature.